Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance		$ 69,354		$ 66,776
Additions		5,013		3,116
Sale and write-off		(128)		(539)
Balance		74,239		69,354
Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance		44,804		41,773
Depreciation		3,884
Depreciation and impairment				3,563
Sale and write-off		(128)		(532)
Balance		48,560		44,804
Depreciated cost		25,679		24,550
Land and Buildings [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance	[1]	32,714	[2]	31,613
Additions		944	[2]	1,101	[1]
Sale and write-off			[2]		[1]
Balance	[2]	33,658		32,714	[1]
Land and Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance	[1]	18,639	[2]	17,407
Depreciation	[2]	1,410
Depreciation and impairment	[1]			1,232
Sale and write-off			[2]		[1]
Balance	[2]	20,049		18,639	[1]
Depreciated cost		13,609	[2]	14,075	[1]
Machinery and Equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance	[1]	28,198	[2]	27,044
Additions		3,175	[2]	1,302	[1]
Sale and write-off		(74)	[2]	(148)	[1]
Balance	[2]	31,299		28,198	[1]
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance	[1]	20,524	[2]	19,090
Depreciation	[2]	1,660
Depreciation and impairment	[1]			1,575
Sale and write-off		(74)	[2]	(141)	[1]
Balance	[2]	22,110		20,524	[1]
Depreciated cost		9,189	[2]	7,674	[1]
Vehicles [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance		85		85
Additions
Sale and write-off		(54)
Balance		31		85
Vehicles [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance		70		65
Depreciation		4
Depreciation and impairment				5
Sale and write-off		(54)
Balance		20		70
Depreciated cost		11		15
Computers, Software, Equipment and Office Furniture [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance		7,218		6,910
Additions		894		699
Sale and write-off				(391)
Balance		8,112		7,218
Computers, Software, Equipment and Office Furniture [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance		5,267		5,022
Depreciation		694
Depreciation and impairment				636
Sale and write-off				(391)
Balance		5,961		5,267
Depreciated cost		2,151		1,951
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance		1,139		1,125
Additions				14
Sale and write-off
Balance		1,139		1,139
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance		304		189
Depreciation		116
Depreciation and impairment				115
Sale and write-off
Balance		420		304
Depreciated cost		$ 719		$ 835

[1]	Including labor costs charged in 2019 to the cost of facilities, machinery and equipment in the amount of $493 thousands.
[2]	Including labor costs charged in 2020 to the cost of facilities, machinery and equipment in the amount of $746 thousands.